Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,119,367.34
Previously Paid Amount	0.00
Total Fee Amount	11,616.89
Total Offset Amount	0.00
Net Fee	$ 11,616.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A